Commitments and Contingencies PGL Commitments (Details) - USD ($)		12 Months Ended
	Dec. 20, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sponsor Fees [Line Items]
Accrued liabilities		$ (255,146,000)	$ (257,554,000)
Parking Fee, Per Space		65
Kansas Star
Sponsor Fees [Line Items]
Payment to option holder, term	10 years
Diamond Jo Dubuque
Sponsor Fees [Line Items]
Sponsor Fees		$ 3,100,000		$ 3,000,000
Sponsor Fee Percentage		4.50%
Diamond Jo Worth
Sponsor Fees [Line Items]
Sponsor Fees		$ 5,000,000	4,900,000	$ 5,000,000
Sponsor Fee Percentage		5.76%
Annual Donations for Education in Operating Area [Member] | Kansas Star
Sponsor Fees [Line Items]
Amount of other commitment		$ 1,500,000
Mulvane Special Tax Assessment for Utilities [Member] | Kansas Star
Sponsor Fees [Line Items]
Other Commitment, Time Period		15 years
Debt Issued by Counterparty		$ 19,700,000
Special Tax Assessment		1,700,000	1,700,000
Accrued liabilities		(8,200,000)	(8,900,000)
Mulvane Special Tax Assessment for Utilities, Discount [Member] | Kansas Star
Sponsor Fees [Line Items]
Accrued liabilities		(3,500,000)	(4,000,000)
Additional Mulvane Special Tax Assessment for Utilities [Member] | Kansas Star
Sponsor Fees [Line Items]
Debt Issued by Counterparty		5,000,000
Special Tax Assessment		1,700,000
Dubuque Minimum Assessment Agreement [Member] | Diamond Jo Dubuque
Sponsor Fees [Line Items]
Property Taxes, Minimum Agreed Taxable Value		57,900,000
Other Commitment, Minimum Annual Payments		1,900,000
Accrued Liabilities [Member] | Dubuque Minimum Assessment Agreement [Member] | Diamond Jo Dubuque
Sponsor Fees [Line Items]
Other Commitment, Obligation		1,900,000
Other Liabilities [Member] | Dubuque Minimum Assessment Agreement [Member] | Diamond Jo Dubuque
Sponsor Fees [Line Items]
Other Commitment, Obligation		13,800,000	14,100,000
Other Commitment, Discount on Obligation		$ 2,600,000	$ 2,800,000